Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2023	$832,687
2024	757,998
2025	651,507
2026	374,428
2027	223,638
2028 and thereafter	504,571
Total	$3,344,829